As filed pursuant to Rule 497(e)

Registration No. 033-75292

811-03240

The Variable Annuity Life Insurance Company

Separate Account A

Portfolio Director

Portfolio Director 2

Portfolio Director Plus

Fixed and Variable Annuity

For Series 1.00 to 12.00

SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2004

February 18, 2005

This Supplement supercedes all other supplements to the Prospectus.

Please note the following changes:

Effective October 8, 2004, the VALIC Company II International Growth II Fund changed its name to the International Small Cap Equity Fund. In addition, AIG Global Investment Corp., an indirect wholly-owned subsidiary of American International Group, Inc. and an affiliate of The Variable Annuity Life Insurance Company (VALIC), has replaced Putnam Investment Management, LLC as the sub-adviser for the fund. Shareholders of the fund also approved changing the investment objective from capital appreciation to long-term capital appreciation through equity and equity-related investments in small capitalization companies outside the United States. Please see the VALIC Company II prospectus for more information.

Effective October 20, 2004 the sub-adviser for the VALIC Company II Mid Cap Growth Fund changed from INVESCO to AIM Capital Management, Inc. (AIM). INVESCO and AIM are indirect wholly-owned subsidiaries of AMVESCAP PLC. An information statement regarding this change will be mailed to investors in this fund within the next 90 days.

The VALIC Company I Growth Fund merged into the VALIC Company I Blue Chip Growth Fund in late August. Therefore, all prospectus references to the Growth Fund should be disregarded.

On page 8, delete the table under the caption "Total Annual Mutual Fund Operating Expenses" and replace it with the following:

Minimum Maximum

(Expenses that are deducted from the assets of a Mutual Fund,

including management fees, distribution and/or service (12b-1)

fees, and other expenses) 0.26% 2.11%

On page 9, delete items (1) and (2) of the Example and replace them with the following:
  If you surrender your Contract at the end of the applicable time period:

  1 Year 3 Years 5 Years 10 Years

  $777 $1,449 $2,147 $3,466

  If you do not surrender your Contract:

  1 Year 3 Years 5 Years 10 Years

  $319 $974 $1,653 $3,466

  Effective February 22, 2005, the following additional Variable Account Options will be available, depending on the selection made by your employer's plan. The AIG SunAmerica High Watermark Funds are not available for tax-deferred nonqualified variable annuities or for ineligible deferred compensation 457(f) plans and private sector top-hat plans.
	VALIC Company I Inflation Protected Fund	AIG SunAmerica 2010 High Watermark Fund	AIG SunAmerica 2015 High Watermark Fund	AIG SunAmerica 2020 High Watermark Fund
Separate Account Fee	1.00%	1.25%	1.25%	1.25%
Separate Account Reimbursement or Credit	___	___	___	___
Total Separate Account Fee	1.00%	1.25%	1.25%	1.25%
Investment Objective

  Seeks maximum real return, consistent with appreciation of capital and prudent investment engagement. The fund invests in inflation-indexed bonds of varying maturities issued by U.S. and non-U.S. governments and corporations.

  Each High Watermark Fund seeks to generate capital appreciation to the extent consistent with preservation of capital investment gains in order to have a price per share on its Protected Maturity Date at least equal to the Protected High Watermark Value. Each High Watermark Fund seeks high total return as a secondary objective.

  If you hold your Variable Investment Option Units until the Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High Watermark Fund reaching this value, and any extraordinary expenses, and increased by appreciation in share value subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

  The Protected Maturity Date for each High Watermark Fund is:

  2010 High Watermark Fund: August 31, 2010

  2015 High Watermark Fund: August 31, 2015

  2020 High Watermark Fund: August 31, 2020

  If you may need access to your money at any point prior to the Protected maturity Date, you should consider the appropriateness of investing in the High Watermark Funds. Investors who redeem before the Protected Maturity Date will receive the current Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the initial investment.

  An investment in the High Watermark Funds may not be appropriate for persons enrolled in Guided Portfolio Services (sm), an investment advisory product offered by VALIC Financial Advisors, Inc.

Adviser and Sub-Adviser	Adviser: VALIC Sub-Adviser: AIG Global Investment Corp.	Adviser: Trajectory Asset Management LLC (AIG SunAmerica Asset Management Corp. is the daily business manager.)

  VL10855-C

  As filed pursuant to Rule 497(e)

  Registration No. 033-75292

  811-03240

  The Variable Annuity Life Insurance Company

  Separate Account A

  Portfolio Director

  Portfolio Director 2

  Portfolio Director Plus

  Fixed and Variable Annuity

  For Series 1.20 to 13.20

  SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2004

  February 18, 2005

  This Supplement supercedes all other supplements to the Prospectus.

  Please note the following changes:

  Effective October 8, 2004, the VALIC Company II International Growth II Fund changed its name to the International Small Cap Equity Fund. In addition, AIG Global Investment Corp., an indirect wholly-owned subsidiary of American International Group, Inc. and an affiliate of The Variable Annuity Life Insurance Company (VALIC), has replaced Putnam Investment Management, LLC as the sub-adviser for the fund. Shareholders of the fund also approved changing the investment objective from capital appreciation to long-term capital appreciation through equity and equity-related investments in small capitalization companies outside the United States. Please see the VALIC Company II prospectus for more information.

  Effective October 20, 2004 the sub-adviser for the VALIC Company II Mid Cap Growth Fund changed from INVESCO to AIM Capital Management, Inc. (AIM). INVESCO and AIM are indirect wholly-owned subsidiaries of AMVESCAP PLC. An information statement regarding this change will be mailed to investors in this fund within the next 90 days.

  The VALIC Company I Growth Fund merged into the VALIC Company I Blue Chip Growth Fund in late August. Therefore, all prospectus references to the Growth Fund should be disregarded.

  On page 8, delete the table under the caption "Total Annual Mutual Fund Operating Expenses" and replace it with the following:

  Minimum Maximum

  (Expenses that are deducted from the assets of a Mutual Fund,

  including management fees, distribution and/or service (12b-1)

  fees, and other expenses) 0.26% 2.11%

  On page 9, delete items (1) and (2) of the Example and replace them with the following:
  If you surrender your Contract at the end of the applicable time period:

  1 Year 3 Years 5 Years 10 Years

  $758 $1,393 $2,055 $3,280

  If you do not surrender your Contract:

  1 Year 3 Years 5 Years 10 Years

  $299 $915 $1,556 $3,280

  Effective February 22, 2005, the following additional Variable Account Options will be available, depending on the selection made by your employer's plan. The AIG SunAmerica High Watermark Funds are not available for tax-deferred nonqualified variable annuities or for ineligible deferred compensation 457(f) plans and private sector top-hat plans.
	VALIC Company I Inflation Protected Fund	AIG SunAmerica 2010 High Watermark Fund	AIG SunAmerica 2015 High Watermark Fund	AIG SunAmerica 2020 High Watermark Fund
Separate Account Fee	0.80%	1.05%	1.05%	1.05%
Separate Account Reimbursement or Credit	___	___	___	___
Total Separate Account Fee	0.80%	1.05%	1.05%	1.05%
Investment Objective

  Seeks maximum real return, consistent with appreciation of capital and prudent investment engagement. The fund invests in inflation-indexed bonds of varying maturities issued by U.S. and non-U.S. governments and corporations.

  Each High Watermark Fund seeks to generate capital appreciation to the extent consistent with preservation of capital investment gains in order to have a price per share on its Protected Maturity Date at least equal to the Protected High Watermark Value. Each High Watermark Fund seeks high total return as a secondary objective.

  If you hold your Variable Investment Option Units until the Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High Watermark Fund reaching this value, and any extraordinary expenses, and increased by appreciation in share value subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

  The Protected Maturity Date for each High Watermark Fund is:

  2010 High Watermark Fund: August 31, 2010

  2015 High Watermark Fund: August 31, 2015

  2020 High Watermark Fund: August 31, 2020

  If you may need access to your money at any point prior to the Protected maturity Date, you should consider the appropriateness of investing in the High Watermark Funds. Investors who redeem before the Protected Maturity Date will receive the current Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the initial investment.

  An investment in the High Watermark Funds may not be appropriate for persons enrolled in Guided Portfolio Services (sm), an investment advisory product offered by VALIC Financial Advisors, Inc.

Adviser and Sub-Adviser	Adviser: VALIC Sub-Adviser: AIG Global Investment Corp.	Adviser: Trajectory Asset Management LLC (AIG SunAmerica Asset Management Corp. is the daily business manager.)

  VL 10855-20-C

  As filed pursuant to Rule 497(e)

  Registration No. 033-75292

  811-03240

  The Variable Annuity Life Insurance Company

  Separate Account A

  Portfolio Director

  Portfolio Director 2

  Portfolio Director Plus

  Fixed and Variable Annuity

  For Series 1.40 to 12.40

  SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2004

  February 18, 2005

  This Supplement supercedes all other supplements to the Prospectus.

  Please note the following changes:

  Effective October 8, 2004, the VALIC Company II International Growth II Fund changed its name to the International Small Cap Equity Fund. In addition, AIG Global Investment Corp., an indirect wholly-owned subsidiary of American International Group, Inc. and an affiliate of The Variable Annuity Life Insurance Company (VALIC), has replaced Putnam Investment Management, LLC as the sub-adviser for the fund. Shareholders of the fund also approved changing the investment objective from capital appreciation to long-term capital appreciation through equity and equity-related investments in small capitalization companies outside the United States. Please see the VALIC Company II prospectus for more information.

  Effective October 20, 2004 the sub-adviser for the VALIC Company II Mid Cap Growth Fund changed from INVESCO to AIM Capital Management, Inc. (AIM). INVESCO and AIM are indirect wholly-owned subsidiaries of AMVESCAP PLC. An information statement regarding this change will be mailed to investors in this fund within the next 90 days.

  The VALIC Company I Growth Fund merged into the VALIC Company I Blue Chip Growth Fund in late August. Therefore, all prospectus references to the Growth Fund should be disregarded.

  On page 8, delete the table under the caption "Total Annual Mutual Fund Operating Expenses" and replace it with the following:

  Minimum Maximum

  (Expenses that are deducted from the assets of a Mutual Fund,

  including management fees, distribution and/or service (12b-1)

  fees, and other expenses) 0.26% 2.11%

  On page 9, delete items (1) and (2) of the Example and replace them with the following:
  If you surrender your Contract at the end of the applicable time period:

  1 Year 3 Years 5 Years 10 Years

  $739 $1,337 $1,958 $3,099

  If you do not surrender your Contract:

1 Year 3 Years 5 Years 10 Years

$279 $855 $1,458 $3,099

Effective February 22, 2005, the following additional Variable Account Options will be available, depending on the selection made by your employer's plan. The AIG SunAmerica High Watermark Funds are not available for tax-deferred nonqualified variable annuities or for ineligible deferred compensation 457(f) plans and private sector top-hat plans.
	VALIC Company I Inflation Protected Fund	AIG SunAmerica 2010 High Watermark Fund	AIG SunAmerica 2015 High Watermark Fund	AIG SunAmerica 2020 High Watermark Fund
Separate Account Fee	0.60%	0.85%	0.85%	0.85%
Separate Account Reimbursement or Credit	___	___	___	___
Total Separate Account Fee	0.60%	0.85%	0.85%	0.85%
Investment Objective

Seeks maximum real return, consistent with appreciation of capital and prudent investment engagement. The fund invests in inflation-indexed bonds of varying maturities issued by U.S. and non-U.S. governments and corporations.

Each High Watermark Fund seeks to generate capital appreciation to the extent consistent with preservation of capital investment gains in order to have a price per share on its Protected Maturity Date at least equal to the Protected High Watermark Value. Each High Watermark Fund seeks high total return as a secondary objective.

If you hold your Variable Investment Option Units until the Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High Watermark Fund reaching this value, and any extraordinary expenses, and increased by appreciation in share value subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

The Protected Maturity Date for each High Watermark Fund is:

2010 High Watermark Fund: August 31, 2010

2015 High Watermark Fund: August 31, 2015

2020 High Watermark Fund: August 31, 2020

If you may need access to your money at any point prior to the Protected maturity Date, you should consider the appropriateness of investing in the High Watermark Funds. Investors who redeem before the Protected Maturity Date will receive the current Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the initial investment.

An investment in the High Watermark Funds may not be appropriate for persons enrolled in Guided Portfolio Services (sm), an investment advisory product offered by VALIC Financial Advisors, Inc.

Adviser and Sub-Adviser	Adviser: VALIC Sub-Adviser: AIG Global Investment Corp.	Adviser: Trajectory Asset Management LLC (AIG SunAmerica Asset Management Corp. is the daily business manager.)

VL 10855-40-C